Employee Benefits - Summary of Allocation of Fair Value of Plan Assets of Defined Contribution Plans (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Of Plan Assets [Line Items]
Investments in listed and unlisted equity securities	95.00%	95.00%
Smart And Subsidiaries
Disclosure Of Fair Value Of Plan Assets [Line Items]
Investments in debt and fixed income securities and others	70.00%	73.00%
Investments in listed and unlisted equity securities	30.00%	27.00%
Percentage of investments in pension plan assets	100.00%	100.00%